[Logo – American Funds®]

SMALLCAP World Fund, Inc.
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9320
Fax (213) 486 9455
E-mail: cln@capgroup.com

Chad L. Norton
Secretary

December 7, 2009

Document Control
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	SMALLCAP World Fund, Inc.
File Nos. 033-32785 and 811-05888

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on November 30, 2009 of the Registrant's Post-Effective Amendment No. 34 under the Securities Act of 1933 and Amendment No. 37 under the Investment Company Act of 1940, as amended.

Sincerely,

/s/ Chad L. Norton
Chad L. Norton